 #00154646

Worthington Value Line Equity Advantage Fund (the “Fund”),

a series of Value Line Funds Investment Trust

Supplement dated September 21, 2015 to

Summary Prospectus dated February 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

Effective November 20, 2015, the following changes are made to the Fund’s summary prospectus:

1.	The Fund’s name will be Worthington Value Line Dynamic Opportunity Fund. All references to the Fund’s current name will change to the Fund’s new name.

2.	The following text will replace all the text on page 2 under the caption “Investment objectives”:

The Fund’s investment objectives are capital appreciation and current income.

3.	The following text will replace all the text beginning on page 3 under the caption “Principal investment strategies of the Fund”:

The Fund obtains exposure to the equity and fixed income asset classes primarily by investing in a diversified basket of closed-end funds, which EULAV Asset Management (the “Adviser”) believes offer opportunities for growth, current income or both.  The Fund seeks to achieve its investment objectives by following an asset allocation strategy that periodically shifts the assets of the Fund among three different broad asset classes – equity securities, fixed income securities, and cash – based on Worthington Capital Management LLC’s (the “Manager”) and the Adviser’s views on the market. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. The Adviser actively manages the Fund’s portfolio first by determining the allocation of the Fund’s assets among equity securities, fixed income securities and cash as asset classes based upon the Manager’s and the Adviser’s view of the relative attractiveness and outlook of each asset class, and subsequently by investing the Fund’s assets among underlying closed-end funds in the equity and fixed income asset classes pursuant to the proprietary models discussed below and research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund.  Instead shares of closed-end funds can be purchased and sold only in the securities markets.  Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries.  An ETF is an investment company that seeks to track the performance of a specific market index.  These indices include broad-market indices (such as the S&P 500 Index or the Barclays Capital Aggregate Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries.  The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark.  The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund allocates its investments between closed-end funds that primarily invest in equity securities and closed-end funds that primarily invest in fixed income (such as debt) securities. When the Adviser’s view regarding the relative attractiveness of equity securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding equity securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding fixed income securities. Similarly, if the Adviser’s view regarding the relative attractiveness of fixed income securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding fixed income securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding equity securities. Under normal circumstances, the Fund expects to invest 50% to 70% of its net assets (plus the amount of any borrowings for investment purposes) in closed-end funds and ETFs that hold equity securities. However, there are no limits on the percentage of the Fund’s assets that can be invested in closed-end funds and ETFs that invest in fixed income securities.

The Adviser uses the following multi-step process, in combination with the asset allocation decision, to build and manage the portfolio.  The portfolio construction process begins with proprietary models developed by Value Line, Inc. (“Value Line”) and the Manager. These models rank closed-end funds that invest in equity securities, or fixed income securities, according to a number of factors, including both technical and valuation-driven criteria.  The models also filter out the closed-end funds which have extreme or excessive values with respect to characteristics that the Manager and/or the Adviser identifies as relevant in selecting a universe of potential buying opportunities with unique investment value.  For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process.  The models also consider, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary models, including, but not limited to, reviewing each fund’s management, portfolio allocation, and holdings.  In addition, the Adviser attempts to identify potential tactical opportunities.  The Adviser may from time to time select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or income not adequately reflected in their ranking by the applicable proprietary model.  The Fund also may invest directly in equities and equity-related securities, such as ETFs and preferred stocks, that are not covered by Value Line’s proprietary models but meet the Fund’s investment objectives.

The Fund’s investment in any one underlying fund is not expected to exceed, under normal position, 10% of the Fund’s total assets. The Fund’s underlying closed-end funds and ETFs may invest in the equity and debt securities of companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that generally the Fund’s underlying closed-end funds and ETFs will invest primarily in the equity and debt securities of U.S. companies and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or state and local municipalities. Certain of these government securities may provide income free from federal, state or local personal income taxes. The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investments, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs.  However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security when it is no longer highly ranked by the models or when the Adviser believes the security is approaching the value that no longer warrants continued investment, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

4.	The following text will be added to the section “Principal risks of investing in the Fund” which begins on page 5:

▪	Credit and Default Risk. The risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. This risk is greater for securities that are rated below investment grade.

▪	Interest Rate and Maturity Risk. The risk that increases in prevailing interest rates may cause fixed income securities held by the Fund to decline in value. The magnitude of this decline may be greater for longer-term fixed income securities than shorter-term fixed income securities.

▪	Prepayment and Extension Risk. An issuer generally exercises its right to pre-pay principal (i.e., to re-pay principal before due) when interest rates fall and to defer payment of principal until the deadline when interest rates rise. Prepayment and extension risks are the risks that performance may suffer, respectively, if an underlying fund receives pre-payment proceeds that cannot be reinvested at equally attractive rates because of falling interest rates, or if an underlying fund “locks-in” lower interest rates and foregoes more attractive opportunities as interest rates rise.

▪	Mortgage-backed, Asset-backed and Structured Investment Securities Risk. Mortgage-backed, asset-backed and structured investment securities may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate.

▪	Government Securities Risk. Unless obligated to do so by law, the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the U.S. government, and are neither issued nor guaranteed by the U.S. Treasury. Bonds that were issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable, creating taxable rather than tax-exempt income, and new federal or state legislation also may adversely affect the tax-exempt status of municipal securities or the financial ability of municipalities to repay these obligations.

5.	The following text will replace all the text on page 6 under the caption “Asset Allocation Risk” in the section “Principal risks of investing in the Fund”:

The risk that the Fund’s selection and weightings of different funds and asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among equity and fixed income asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of underlying funds investing in equity securities versus fixed income securities.

6.	The following text will replace all the text on page 9 under the caption “Portfolio Manager” in the section “Management”:

▪	Portfolio Managers. Cindy Starke, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s investments in equity securities and closed-end funds that primarily invest in equity securities. Ms. Starke has been a portfolio manager of the Fund since it commenced investment operations in 2015. Liane Rosenberg, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio of closed-end funds that primarily invest in fixed income securities. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since October 2015.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Worthington Value Line Equity Advantage Fund (the “Fund”),

a series of Value Line Funds Investment Trust

Supplement dated September 20, 2015 to

Prospectus dated February 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

Effective November 20, 2015, the following changes are made to the Fund’s prospectus:

1.	The Fund’s name will be Worthington Value Line Dynamic Opportunity Fund. All references to the Fund’s current name will change to the Fund’s new name.

2.	The following text will replace all the text on page 3 under the caption “Investment objectives”:

The Fund’s investment objectives are capital appreciation and current income.

3.	The following text will replace all the text beginning on page 4 under the caption “Principal investment strategies of the Fund”:

The Fund obtains exposure to the equity and fixed income asset classes primarily by investing in a diversified basket of closed-end funds, which EULAV Asset Management (the “Adviser”) believes offer opportunities for growth, current income or both.  The Fund seeks to achieve its investment objectives by following an asset allocation strategy that periodically shifts the assets of the Fund among three different broad asset classes – equity securities, fixed income securities, and cash – based on Worthington Capital Management LLC’s (the “Manager”) and the Adviser’s views on the market. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. The Adviser actively manages the Fund’s portfolio first by determining the allocation of the Fund’s assets among equity securities, fixed income securities and cash as asset classes based upon the Manager’s and the Adviser’s view of the relative attractiveness and outlook of each asset class, and subsequently by investing the Fund’s assets among underlying closed-end funds in the equity and fixed income asset classes pursuant to the proprietary models discussed below and research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund.  Instead shares of closed-end funds can be purchased and sold only in the securities markets.  Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries.  An ETF is an investment company that seeks to track the performance of a specific market index.  These indices include broad-market indices (such as the S&P 500 Index or the Barclays Capital Aggregate Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries.  The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark.  The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund allocates its investments between closed-end funds that primarily invest in equity securities and closed-end funds that primarily invest in fixed income (such as debt) securities. When the Adviser’s view regarding the relative attractiveness of equity securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding equity securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding fixed income securities. Similarly, if the Adviser’s view regarding the relative attractiveness of fixed income securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding fixed income securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding equity securities. Under normal circumstances, the Fund expects to invest 50% to 70% of its net assets (plus the amount of any borrowings for investment purposes) in closed-end funds and ETFs that hold equity securities. However, there are no limits on the percentage of the Fund’s assets that can be invested in closed-end funds and ETFs that invest in fixed income securities.

The Adviser uses the following multi-step process, in combination with the asset allocation decision, to build and manage the portfolio.  The portfolio construction process begins with proprietary models developed by Value Line, Inc. (“Value Line”) and the Manager. These models rank closed-end funds that invest in equity securities, or fixed income securities, according to a number of factors, including both technical and valuation-driven criteria.  The models also filter out the closed-end funds which have extreme or excessive values with respect to characteristics that the Manager and/or the Adviser identifies as relevant in selecting a universe of potential buying opportunities with unique investment value.  For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process.  The models also consider, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary models, including, but not limited to, reviewing each fund’s management, portfolio allocation, and holdings.  In addition, the Adviser attempts to identify potential tactical opportunities.  The Adviser may from time to time select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or income not adequately reflected in their ranking by the applicable proprietary model.  The Fund also may invest directly in equities and equity-related securities, such as ETFs and preferred stocks, that are not covered by Value Line’s proprietary models but meet the Fund’s investment objectives.

The Fund’s investment in any one underlying fund is not expected to exceed, under normal position, 10% of the Fund’s total assets. The Fund’s underlying closed-end funds and ETFs may invest in the equity and debt securities of companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that generally the Fund’s underlying closed-end funds and ETFs will invest primarily in the equity and debt securities of U.S. companies and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or state and local municipalities. Certain of these government securities may provide income free from federal, state or local personal income taxes. The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investments, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs.  However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security when it is no longer highly ranked by the models or when the Adviser believes the security is approaching the value that no longer warrants continued investment, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

4.	The following text will be added to the section “Principal risks of investing in the Fund” which begins on page 6:

▪	Credit and Default Risk. The risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. This risk is greater for securities that are rated below investment grade.

▪	Interest Rate and Maturity Risk. The risk that increases in prevailing interest rates may cause fixed income securities held by the Fund to decline in value. The magnitude of this decline may be greater for longer-term fixed income securities than shorter-term fixed income securities.

▪	Prepayment and Extension Risk. An issuer generally exercises its right to pre-pay principal (i.e., to re-pay principal before due) when interest rates fall and to defer payment of principal until the deadline when interest rates rise. Prepayment and extension risks are the risks that performance may suffer, respectively, if an underlying fund receives pre-payment proceeds that cannot be reinvested at equally attractive rates because of falling interest rates, or if an underlying fund “locks-in” lower interest rates and foregoes more attractive opportunities as interest rates rise.

▪	Mortgage-backed, Asset-backed and Structured Investment Securities Risk. Mortgage-backed, asset-backed and structured investment securities may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate.

▪	Government Securities Risk. Unless obligated to do so by law, the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the U.S. government, and are neither issued nor guaranteed by the U.S. Treasury. Bonds that were issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable, creating taxable rather than tax-exempt income, and new federal or state legislation also may adversely affect the tax-exempt status of municipal securities or the financial ability of municipalities to repay these obligations.

5.	The following text will replace all the text on page 7 under the caption “Asset Allocation Risk” in the section “Principal risks of investing in the Fund”:

The risk that the Fund’s selection and weightings of different funds and asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among equity and fixed income asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of underlying funds investing in equity securities versus fixed income securities.

6.	The following text will replace all the text on page 11 under the caption “Investment objectives”:

The Fund’s investment objectives are capital appreciation and current income. Although the Fund will strive to achieve these investment objectives, there is no assurance that it will succeed.

7.	The following text will replace all the text under the caption “Principal investment strategies” which begins on page 11:

You should consider an investment in the Fund to be a long-term investment that will best meet its objective when held for a number of years.  The following is a description of how the Adviser pursues the Fund’s objective.

The Fund obtains exposure to the equity and fixed income asset classes primarily by investing in a diversified basket of closed-end funds which the Adviser believes offer opportunities for growth, current income or both. The Fund seeks to achieve its investment objectives by following an asset allocation strategy that periodically shifts the assets of the Fund among three different broad asset classes – equity securities, fixed income securities, and cash – based on the Manager’s and the Adviser’s views on the market.  To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks.  Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. The Adviser actively manages the Fund’s portfolio first by determining the allocation of the Fund’s assets among equity securities, fixed income securities and cash as asset classes based upon the Manager’s and the Adviser’s views of the relative attractiveness and outlook of each asset class, and subsequently by investing the Fund’s assets among underlying closed-end funds in the equity and fixed income asset classes pursuant to the proprietary models discussed below and research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund.  Instead shares of closed-end funds can be purchased and sold only in the securities markets.  Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries.  An ETF is an investment company that seeks to track the performance of a specific market index.  These indices include broad-market indices (such as the S&P 500 Index or the Barclays Capital Aggregate Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries.  The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark.  The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund allocates its investments between closed-end funds that primarily invest in equity securities and closed-end funds that primarily invest in fixed income (such as debt) securities. When the Adviser’s view regarding the relative attractiveness of equity securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding equity securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding fixed income securities. Similarly, if the Adviser’s view regarding the relative attractiveness of fixed income securities becomes more favorable, the Adviser will generally increase the percentage of the Fund’s total assets invested in closed-end funds and ETFs holding fixed income securities and, concurrently, the Adviser will generally decrease the percentage of the Fund’s total assets invested in cash and/or closed-end funds and ETFs holding equity securities. Under normal circumstances, the Fund expects to invest 50% to 70% of its net assets (plus the amount of any borrowings for investment purposes) in closed-end funds and ETFs that hold equity securities. However, there are no limits on the percentage of the Fund’s assets that can be invested in closed-end funds and ETFs that invest in fixed income securities.  There are also no limits or expectations as to the average credit quality or weighted average maturity of the Fund’s portfolio or the portfolio of any underlying closed-end fund or ETF. The underlying funds may invest in debt securities of any credit rating or duration.

The Adviser uses the following multi-step process in combination with the asset allocation decision to build the portfolio.  The portfolio construction process begins with the proprietary models developed by Value Line and the Manager that rank closed-end funds that invest in equity, or fixed income securities, according to a number of factors, including both technical and valuation-driven criteria.  The models also filter out the closed-end funds which have extreme or excessive values with respect to characteristics that the Manager and/or the Adviser identifies as relevant in selecting a universe of  potential buying opportunities with unique investment value.  For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process.  The models also consider, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary models, including, but not limited to, reviewing each fund’s management, portfolio allocation, and holdings. In addition, the Adviser attempts to identify potential tactical opportunities.  The Adviser may from time to time select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or income not adequately reflected in their ranking by the applicable proprietary model.

The Fund also may invest directly in equities and equity-related securities, such as ETFs and preferred stocks, that are not covered by Value Line’s proprietary model but meet the Fund’s investment objectives. The Adviser may invest a portion of the Fund’s assets in ETFs to gain exposure to a broad index of securities in lieu of investing directly in closed-end funds.

The Fund’s investment in any one underlying fund is not expected to exceed, under normal position, 10% of the Fund’s total assets.  The Fund’s underlying closed-end funds and ETFs may invest in the equity and debt securities of companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that generally the Fund’s underlying closed-end funds and ETFs will invest primarily in equity and debt securities of U.S. companies and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or state and local municipalities. Certain of these government securities may provide income free from federal, state or local personal income taxes.

The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investment, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.  A short sale involves selling a security that an underlying fund has borrowed from another party in order to hedge against the potential decline in the value of a security it does own, or to realize appreciation from the decline in value of a security it does not own.  Leverage arises when an underlying fund enters a transaction that enables it to achieve more investment exposure than could be obtained from fully investing its assets.  Such transactions and instruments may include borrowing from banks, investment of collateral from loans of portfolio securities, use of derivatives, when-issued, delayed-delivery, and forward commitment transactions, or, in the case of closed-end funds, issuance of preferred stock.

The 1940 Act restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs.  However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security when it is no longer highly ranked by the models or when the Adviser believes the security is approaching the value that no longer warrants continued investment, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

The Fund and the underlying funds in which it invests may invest in other securities similar to those described in this section if otherwise consistent with the Fund’s and the underlying funds’ investment objectives and strategies.  Additional information about the Fund’s investments and related risks are described in the Fund’s Statement of Additional Information (“SAI”).

8.	The following text will be added to the section “The principal risks of investing in the Fund” which begins on page 15:

▪	Fixed Income Securities Risk. The price of fixed income securities fluctuates based on perceived and actual changes in an issuer’s or borrower’s ability to repay principal and interest when (or before) due. “Fixed income securities” include below investment grade securities (commonly called “high yield” or “junk” bonds), mortgage-backed and asset-backed securities, dividend income producing securities, taxable and tax-exempt U.S. government securities (including, but not limited to, treasury bills and notes and municipal bonds), and foreign government securities.

•	Credit and Default Risk. An issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. This risk is greater for securities that are rated below investment grade.

•	Interest Rate and Maturity Risk. Increases in prevailing interest rates may cause fixed income securities held by the Fund to decline in value. The magnitude of this decline may be greater for longer-term fixed income securities than shorter-term fixed income securities.

•	Prepayment and Extension Risk. An issuer generally exercises its right to pre-pay principal (i.e., to re-pay principal before due) when interest rates fall and to defer payment of principal until the deadline when interest rates rise. Performance may suffer if an underlying fund receives pre-payment proceeds that cannot be reinvested at equally attractive rates because of falling interest rates, or if an underlying fund “locks-in” lower interest rates and foregoes more attractive opportunities as interest rates rise.

•	Mortgage-backed, Asset-backed and Structured Investment Securities Risk. Mortgage-backed, asset-backed and structured investment securities may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate.

•	Government Securities Risk. Unless obligated to do so by law, the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the U.S. government, and are neither issued nor guaranteed by the U.S. Treasury. Bonds that were issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income, and new federal or state legislation also may adversely affect the tax-exempt status of municipal securities or the financial ability of municipalities to repay these obligations. Although distributions of interest income from tax-exempt securities are generally exempt from regular federal income tax, the alternative minimum tax may still apply and distributions from other sources, including capital gain distributions and any gains on the sale of shares of an underlying fund, are not exempt from regular federal income tax.

9.	The following text will replace all the text on page 16 under the caption “Asset Allocation Risk” in the section “Principal risks of investing in the Fund”:

The risk that the selection and weightings of different funds and asset classes within the portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among closed-end funds investing in equity and fixed income asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of underlying funds investing in equity securities versus fixed income securities.

10.	The following text will replace all the text on page 10 under the caption “Portfolio Manager” in the section “Management”:

▪	Portfolio Managers. Cindy Starke, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s investments in equity securities and closed-end funds that primarily invest in equity securities. Ms. Starke has been a portfolio manager of the Fund since it commenced investment operations in 2015. Liane Rosenberg, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio of closed-end funds that primarily invest in fixed income securities. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since October 2015.

11.	The following text will replace all the text on page 23 in the section “Portfolio management”:

Cindy Starke, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s investments in equity securities and closed-end funds that primarily invest in equity securities. Ms. Starke has been a portfolio manager of the Fund since it commenced investment operations in 2015.  Prior to joining the Adviser in 2014, Ms. Starke was a Portfolio Manager and Equity Analyst at Spears Abacus Advisors from 2012 to 2014.  From 2010 to 2012, she was an Equity Analyst with Conative Capital Management and from 2007 to 2009, a Managing Director, Portfolio Manager and Equity Analyst at Barrett Associates.  From 1999 to 2007 she was Managing Director, Portfolio Manager and Equity Analyst at NewBridge Partners and Victory NewBridge.

Liane Rosenberg, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio of closed-end funds that primarily invest in fixed income securities. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since October 2015.

There is additional information in the SAI about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Worthington Value Line Equity Advantage Fund (the “Fund”),

a series of Value Line Funds Investment Trust

Supplement dated September 21, 2015 to

Statement of Additional Information dated February 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing Supplements thereto.

Effective November 20, 2015, the following changes are made to the Fund’s Statement of Additional Information:

1.	The Fund’s name will be Worthington Value Line Dynamic Opportunity Fund. All references to the Fund’s current name will change to the Fund’s new name.

2.	The following text will be added to the section “DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS” beginning on page B-2:

DERIVATIVES. Derivatives are financial instruments which derive their value from an underlying asset, reference rate or index. Derivatives may be used by other funds in which the Fund invests (each an “Underlying Fund”) for hedging purposes, including protecting unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates that would otherwise reduce the market value of the Fund’s investment portfolio. Derivatives may also be used by an Underlying Fund for non-hedging (sometimes referred to as “speculative”) purposes, such as enhancing returns, efficiently investing excess cash or quickly gaining market exposure.

EULAV Asset Management (the “Adviser”) is not regulated by the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator or commodity trading advisor under the Commodity Exchange Act, and intends to limit the Fund’s investments in Underlying Funds that invest in derivatives to avoid such regulation. Under CFTC Regulation 4.5 exclusion from regulation as a commodity pool operator, the Fund’s commodity interests—other than those used for bona fide hedging purposes (as defined by the CFTC)—must be limited such that the aggregate initial margin and premiums required to establish the positions do not exceed 5% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase), or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in Regulation 4.5, the Fund must satisfy a marketing test which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests. An exclusion under Regulation 4.5 has been claimed with respect to the Fund, and any investment by the Fund must comply with one of the two alternative de minimis limitations described above. Complying with the limitations may restrict the Fund’s ability to invest in Underlying Funds that use derivatives as part of their investment strategies and may subject the Fund to additional costs, expenses and administrative burdens. The Fund could become subject to regulation as a commodity pool in the future which would further increase such costs, expenses and administrative burdens.

“Fund-of-funds” like the Fund may be at greater risk than other mutual funds of future regulation as a commodity pool because the application of Regulation 4.5 to “funds-of-funds” remains unclear. The CFTC is expected to issue revised guidance regarding the application of the de minimis thresholds to fund-of-fund positions. In the interim, the Adviser has filed with the CFTC to avail itself of an extension from the commodity pool operator registration requirements which is available to fund-of-funds. If the revised CFTC fund-of-funds guidance does not permit the Fund to continue to claim the exclusion provided by Regulation 4.5, the Fund may be required to register with the CFTC as a “commodity pool” and become subject to regulation under the Commodity Exchange Act, which could increase the Fund’s expenses and adversely affect investment returns.

Because derivative positions are typically established with a small amount of cash relative to the total amount of investment exposure they generate, the magnitude of losses from derivatives is generally much greater than the amount originally invested by an Underlying Fund. Underlying Funds will be required to “set aside” (often referred to as “segregate”) liquid assets, or engage in other measures approved by the Securities and Exchange Commission (“SEC”) or its staff, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts that are not contractually required to cash settle, for example, an Underlying Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, an Underlying Fund is permitted to set aside liquid assets in an amount equal to the Underlying Fund’s daily marked-to-market net obligations (i.e., the Underlying Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, an Underlying Fund may employ leverage to a greater extent than if the Underlying Fund were required to segregate assets equal to the full notional value of such contracts. An Underlying Fund may be required to liquidate its derivative positions or other attractive investments at inopportune times to fulfill these segregation requirements.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the counter (“OTC”) derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, counterparty credit risk associated with derivatives purchased on an exchange is lower than derivatives purchased through privately negotiated transactions.

Derivatives contracts entered into by the Underlying Funds will be subject to special tax rules. These rules may accelerate income, defer losses, cause adjustments in the holding periods of securities, convert capital gain into ordinary income, and convert short-term capital losses into long-term capital losses with respect to the Underlying Fund and the Fund. As a result, these rules could affect the amount, timing and character of the Underlying Fund or Fund distributions. However, the Fund anticipates that these investment activities will not prevent the Fund from qualifying as a regulated investment company.

Futures Contracts Generally. Underlying Funds may invest in futures contracts which obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of the underlying asset, reference rate or index at the close of the last trading day of the contract and the price at which the contract is entered into. The contractual obligation is satisfied by either a cash settlement or by entering into an opposite and offsetting transaction on the same exchange prior to the delivery date. Entering into a futures contract to deliver the asset, rate or index underlying the contract is referred to as entering into a short futures contract. Entering into a futures contract to take delivery of the asset, rate or index is referred to as entering into a long futures contract. An offsetting transaction for a short futures contract is effected by the Underlying Fund entering into a long futures contract for the same date, time and place. If the price of the short contract exceeds the price in the offsetting long, the Underlying Fund is immediately paid the difference and thus realizes a gain. If the price of the long transaction exceeds the short price, the Underlying Fund pays the difference and realizes a loss. Similarly, the closing out of a long futures contract is effected by the Underlying Fund entering into a short futures contract. If the offsetting short price exceeds the long price, the Underlying Fund realizes a gain, and if the offsetting short price is less than the long price, the Underlying Fund realizes a loss.

No consideration is paid or received by the Underlying Fund upon entering into a futures contract. Initially, the Underlying Fund is required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount. This amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount. This amount is known as “initial margin” and is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the security, rate or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

Successful use of futures contracts by an Underlying Fund is subject to its investment advisers ability to predict correctly movements in the direction of the market or reference rate. When the Underlying Fund uses futures contracts for hedging purposes, their successful use also is dependent on adequate correlation between movements in the price of the futures contract and movements in the price of the portfolio positions, which are the subject of the hedge. If the investment adviser’s judgment about the several factors influencing the direction of the market or rate is wrong, the Underlying Fund’s overall performance may be worse than if no such contracts had been entered into. For example, if the Underlying Fund has entered into a futures contract to hedge against the possibility of a decline in the market or interest rates that would adversely affect the Underlying Fund’s portfolio and stock prices or interest rates increase instead, the Underlying Fund will lose part or all of the benefit of the increased value of the portfolio position being hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures Contracts and Options Thereon. Underlying Funds may trade in stock index futures contracts and in options on such contracts. Such contracts are entered into on exchanges designated by the CFTC. Underlying Funds may invest in stock index futures and options to realize profits and to hedge securities positions held by the Underlying Fund. For example, should the Underlying Fund anticipate a decrease in the value of its portfolio securities, it could enter into futures contracts to sell stock indices, thereby partially hedging its portfolio against the anticipated losses. Losses in the portfolio, if realized, should be partially offset by gains on the futures contracts. Conversely, if the Underlying Fund anticipated purchasing additional portfolio securities in a rising market, it could enter into futures contracts to purchase stock indices, thereby locking in a price. The implementation of these strategies by the Underlying Fund should be less expensive and more efficient than buying and selling the individual securities at inopportune times.

There can be no assurance of the Underlying Funds’ successful use of stock index futures for investment purposes or as a hedging device. The risk of imperfect correlation increases as the composition of an Underlying Fund’s securities portfolio diverges from the securities included in the applicable stock index. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with the movement in the stock index due to certain market distortions. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Underlying Fund’s investment adviser still may not result in a successful hedging transaction. When stock index futures are purchased to hedge against a possible increase in the price of stocks before the Underlying Fund is able to invest its cash (or cash equivalents) in stocks in an orderly fashion, it is possible that the market may decline instead; if the Underlying Fund then concludes not to invest in stocks at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

Underlying Funds may also purchase put and call options on stock index futures contracts on commodity exchanges or write covered options on such contracts. A call option gives the purchaser the right to buy, and the writer the obligation to sell, while a put option gives the purchaser the right to sell and the writer the obligation to buy. Unlike a stock index futures contract, which requires the parties to buy and sell the stock index on a set date, an option on a stock index futures contract entitles its holder to decide on or before a future date whether to enter into such a futures contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, the purchase of an option does not require daily payments of cash in the nature of “variation” or “maintenance” margin payments to reflect the change in the value of the underlying contract. The value of the option purchased by an Underlying Fund does change and is reflected in the net asset value of the Underlying Fund. The writer of an option, however, must make margin payments on the underlying futures contract. Exchanges provide trading mechanisms so that an option once purchased can later be sold and an option once written can later be liquidated by an offsetting purchase.

Successful use of stock index futures by the Underlying Funds is also subject to their investment advisers’ ability to predict correctly movements in the direction of the market. If an investment adviser’s judgment about the several directions of the market is wrong, the Underlying Fund’s overall performance may be worse than if no such contracts had been entered into. For example, if the Underlying Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Underlying Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so. When stock index futures are purchased to hedge against a possible increase in the price of stocks before the Underlying Fund is able to invest its cash (or cash equivalents) in stocks in an orderly fashion, it is possible that the market may decline instead; if the Underlying Fund then concludes not to invest in stocks at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased. Use of options on stock index futures entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted.

Covered Call Options. Underlying Funds may write covered call options on stocks held in their portfolio options for reasons such as realizing profits through the receipt of premiums or hedging securities positions held by such Underlying Fund. When an Underlying Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period. If the option expires unexercised, the Underlying Fund will realize income in the amount received for writing the option (the “premium”). If the option is exercised, a decision over which the Underlying Fund has no control, the Underlying Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund foregoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. Because the call option must be covered, the Underlying Fund also forgoes the opportunity to sell the underlying security during the option period.

The purchase of a call option has the effect of closing out a position when the purchased call option is for the same security at the same exercise price and expiration date as a call option which an Underlying Fund has written. Purchasing call options to close out call options written by an Underlying Fund may be done to avoid liquidating that Underlying Fund’s position upon exercise of the option by its purchaser or to extinguish the call option sold by the Underlying Fund so as to be free to sell the underlying security. In closing out a position, an Underlying Fund realizes a gain if the amount paid to purchase the call option is less than the net premium received for writing a similar option and a loss if the amount paid to purchase a call option is greater than the net premium received for writing a similar option. Generally, an Underlying Fund realizes a short-term capital loss if the amount paid to purchase the call option with respect to a stock is greater than the premium received for writing the option. If the underlying security has substantially risen in value, it may be difficult or expensive to purchase the call option for the closing transaction.

GOVERNMENT DEBT SECURITIES. Underlying Funds may invest in debt securities issued or guaranteed by the U.S. government and its states, territories and other political subdivisions including state and local municipalities, as well as their respective agencies and instrumentalities. Government debt securities may be “general obligation bonds” which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal, or “revenue bonds” which are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the revenues from a special excise tax or other specific source, but not from general tax revenues. Revenue bonds include tax-exempt industrial revenue bonds that generally do not have the pledge of the credit of the issuer but are supported by revenues from a taxable corporation that operates a facility that was financed by the funds from the bond issue, and the pledge, if any, of real and personal property so financed as security for such payment. There are also a variety of hybrid and special types of government securities that have characteristics of both general obligation and revenue bonds. There is risk that bonds which were issued as tax-exempt may be reclassified by the Internal Revenue Service as taxable, creating taxable rather than tax-exempt income. Moreover, new federal or state legislation may adversely affect the tax-exempt status of municipal securities or the financial ability of municipalities to repay these obligations. Although distributions of interest income from tax-exempt securities are generally exempt from regular federal income tax, the alternative minimum tax may still apply and distributions from other sources, including capital gain distributions and any gains on the sale of shares of an Underlying Fund, are not exempt from regular federal income tax. Government debt securities, like corporate debt securities, are typically deemed to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments, whereas lower-rated securities have the additional risks described in “Lower Rated Securities” below. An investment in government debt securities is also subject to the general risks associated with investing in debt securities described above in “Corporate Debt Securities.”

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Underlying Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like other fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate/maturity risk, liquidity risk and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages. See “Corporate Debt Securities” above for further information on general risks associated with investing in debt securities.

3.	The following text will replace all the text on page B-4 under the caption “Corporate Debt Securities” in the section “DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS”:

CORPORATE DEBT SECURITIES. Corporate debt securities are long-term and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. Underlying Funds may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore, an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. An Underlying Fund’s investment adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Fund. This risk of an issuer or counterparty defaulting on its obligations is referred to as credit risk and also applicable to other types of debt securities. Other risks associated with investments in debt securities and fixed income instruments generally include interest rate/maturity risk, prepayment/extension risk and inflation risk.  Interest rate/maturity risk is the risk that increases in prevailing interest rates may cause fixed income securities held by an Underlying Fund to decline in value.  The magnitude of this decline may be greater for longer-term fixed income securities than shorter-term fixed income securities.  Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Underlying Fund earlier than expected. Extension risk is the risk that an issuer may exercise its right to pay principal on an obligation held by the Underlying Fund later than expected. Inflation risk is the risk that inflation may offset and may outpace any return received on a fixed income security, resulting in a long-term erosion of purchasing power. Inflation risk is mitigated for fixed income securities that are “inflation-indexed” and typically greater for debt securities that pay a fixed (rather than a variable) interest rate. See “Lower Rated Securities,” “Government Debt Securities,” and “Mortgage-Backed and Asset-Backed Securities.”

4.	The following text will replace all the text on page B-12 under the caption “Non-fundamental Policies”:

The Fund’s investment objectives are considered non-fundamental and can be changed by the Board of Trustees without the approval of shareholders. The Fund’s investment objectives are capital appreciation and current income.

5.	The following text will replace all the text on page B-25 under the caption “Portfolio Manager”:

Portfolio Managers

Ms. Cindy Starke, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s investments in equity securities and closed-end funds that primarily invest in equity securities. Ms. Liane Rosenberg, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio of closed-end funds that primarily invest in fixed income securities.

Compensation. Each portfolio manager employed by the Adviser receives a base salary and customary benefits that are offered generally to all full-time and some part-time employees of the Adviser. In addition, a manager may receive an annual bonus in the Adviser’s discretion. Base salary is normally reevaluated on an annual basis. Any bonus is completely discretionary and may be in excess of a manager’s base salary. The profitability of the Adviser and the investment performance of the accounts that the portfolio manager is responsible for are factors in determining the manager’s overall compensation. The level of any bonus compensation may be influenced by the relative performance of the accounts managed by the portfolio manager or the financial performance of the Adviser. However, as noted, all bonus compensation is discretionary and the Adviser does not employ formulas with respect to either of these factors to compute a portfolio manager’s bonus. There are no differences in a portfolio manager’s compensation structure for managing mutual funds or private accounts.

Other Accounts Managed. Ms. Starke is primarily or jointly responsible for the day-to-day management of 3 Value Line Funds with combined total assets at December 31, 2014 of approximately $593 million. Ms. Rosenberg is primarily or jointly responsible for the day-to-day management of 6 Value Line Funds with combined total assets at November 1, 2015 of approximately $1.1 billion. Neither of the portfolio managers manage any private accounts.

Material Conflicts of Interest. The Adviser’s portfolio managers typically manage more than one account. Portfolio managers make investment decisions for each account based on the investment objectives and policies of each such account. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not take full advantage of that opportunity because the opportunity may need to be allocated among more than one account. In addition, a portfolio manager may purchase or sell securities for one account and not another account. None of the accounts pay performance-related fees.

Investments are allocated among all of the Adviser’s accounts in a manner which the Adviser deems to be fair and equitable. The Adviser currently does not have any private accounts.

Ownership of Securities. Ms. Starke did not own any shares of the Fund at December 31, 2014 because the Fund had not commenced operations. As of November 1, 2015, Ms. Rosenberg did not own any shares of the Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE